KINETICS PORTFOLIOS TRUST - MASTER INVESTMENT PORTFOLIOS
The Paradigm Portfolio
Consolidated Portfolio of Investments - March 31, 2022 (Unaudited)

COMMON STOCKS - 86.49%	Shares	Value
Accommodation - 0.75%
Civeo Corp. - ADR*	271,566	6,410,315

Administrative and Support Services - 0.18%
Expedia Group, Inc.*	8,000	1,565,360

Aerospace and Defense - 1.63%
CACI International, Inc. - Class A*	46,450	13,993,527

Beverage and Tobacco Product Manufacturing - 0.05%
Crimson Wine Group Limited*	53,962	436,553

Cable and Other Subscription Programming - 0.53%
Discovery Communications, Inc. - Class A*^	112,000	2,791,040
Discovery Communications, Inc. - Class C*	69,700	1,740,409
		4,531,449
Casinos & Gaming - 0.09%
Las Vegas Sands Corp.*	20,900	812,383

Diversified Real Estate Activities - 0.10%
PrairieSky Royalty Limited*	60,000	829,820

E-Commerce - 0.10%
eBay, Inc.	15,100	864,626

Food Services and Drinking Places - 1.09%
The Wendy's Company	424,200	9,319,674

Funds, Trusts, and Other Financial Vehicles - 0.07%
Mesabi Trust^	23,220	618,581

Insurance Carriers and Related Activities - 0.02%
Markel Corporation*	100	147,524

Management of Companies and Enterprises - 2.72%
Associated Capital Group, Inc. - Class A	261,290	10,950,664
Bollore SE	10,500	55,221
Galaxy Digital Holdings Ltd.*	1,400	23,853
Icahn Enterprises LP	236,150	12,263,270
		23,293,008
Mining (except Oil and Gas) - 3.54%
Franco-Nevada Corporation - ADR	171,250	27,317,800
Sandstorm Gold Ltd. - ADR^	90,000	727,200
Wheaton Precious Metals Corporation - ADR	48,000	2,283,840
		30,328,840
Oil and Gas Extraction - 52.58%
Texas Pacific Land Corp. [c]	333,237	450,573,080
Tourmaline Oil Corp.*	6,400	294,877
		450,867,957
Other Financial Investment Activities - 6.14%
Brookfield Asset Management, Inc. - Class A [c]	823,150	46,565,595
Brookfield Business Corporation - ADR*	2,400	78,264
Brookfield Business Partners LP	4,800	147,456
GAMCO Investors, Inc. - Class A	5,000	110,550
Morgan Group Holding Co.*[f]	5,841	9,054
Onex Corp. - ADR	86,400	5,789,655
		52,700,574
Other Investment Pools and Funds - 0.01%
Partners Value Investments LP*ag	800	48,698

Other Professional, Scientific, and Technical Services - 0.09%
GMO Internet, Inc.	32,000	736,520

Other Telecommunications - 3.58%
Liberty Broadband Corporation - Series A*	5,700	747,042
Liberty Broadband Corporation - Series C*	113,310	15,333,109
Liberty Media Corp.-Liberty SiriusXM - Class A*	137,300	6,275,983
Liberty Media Corp.-Liberty SiriusXM - Class C*	183,350	8,384,596
		30,740,730
Performing Arts, Spectator Sports, and Related Industries - 3.96%
Live Nation Entertainment, Inc.*	288,850	33,980,314

Real Estate - 5.45%
DREAM Unlimited Corp.*	154,400	6,150,558
Equity Lifestyle Properties, Inc. - REIT	101,800	7,785,664
The Howard Hughes Corporation*	316,650	32,808,106
Tejon Ranch Co.*	1,600	29,216
		46,773,544
Satellite Telecommunications - 0.39%
DISH Network Corp. - Class A*	28,800	911,520
EchoStar Corporation - Class A*	100,600	2,448,604
		3,360,124
Securities and Commodities Exchanges - 1.17%
Cboe Global Markets, Inc.	65,100	7,448,742
CME Group, Inc.	10,500	2,497,530
IntercontinentalExchange Group, Inc.	500	66,060
		10,012,332
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.02%
CF Acquisition Corp VI*^	800	9,496
MarketAxess Holdings, Inc.	100	34,020
S&P Global, Inc.	341	139,691
		183,207
Spectator Sports - 1.30%
Liberty Media Corp.-Liberty Formula One - Class A*	88,400	5,580,692
Liberty Media Corp.-Liberty Formula One - Class C*	79,500	5,552,280
		11,132,972
Support Activities for Water Transportation - 0.62%
Clarkson plc	101,600	4,938,259
Siem Industries, Inc. - ADR*ag	26,300	394,500
		5,332,759
Utilities - 0.31%
Brookfield Infrastructure Corporation - Class A - ADR^	4,900	369,656
Brookfield Infrastructure Partners LP	34,600	2,291,558
		2,661,214
TOTAL COMMON STOCKS
(cost $181,230,339)		741,682,605

PREFERRED STOCKS - 0.00%
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP - Class A*ag	217	4,340

TOTAL PREFERRED STOCKS
(cost $1,764)		4,340

CONVERTIBLE PREFERRED STOCKS - 0.04%
Insurance Carriers and Related Activities - 0.04%
Brookfield Asset Management Reinsurance Partners Ltd. - ADR	5,767	329,872

TOTAL CONVERTIBLE PREFERRED STOCKS
(cost $395,616)		329,872

UNIT INVESTMENT TRUST - 6.93%
Funds, Trusts, and Other Financial Vehicles - 0.00%
Grayscale Ethereum Classic Trust*	12	186

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 6.93%
Grayscale Bitcoin Trust*[c]	1,946,400	59,443,056

TOTAL UNIT INVESTMENT TRUST
(cost $25,987,742)		59,443,242

	Principal
CORPORATE BONDS - 0.00%	Amount	Value
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.00%
GAMCO Investors, Inc., 4.000%, 06/15/2023 fg	3,000	2,939

TOTAL CORPORATE BONDS
(cost $3,000)		2,939

WARRANTS - 0.00%	Shares
Other Investment Pools and Funds - 0.00%
Partners Value Investments LP Expiration: 06/30/2026, Exercise Price: 32.45 CAD*ag	800	6,086

TOTAL WARRANTS
(cost $2,367)		6,086

TOTAL INVESTMENTS - 93.46%
(cost $207,618,461)		$801,469,084

Percentages are stated as a percent of net assets.

*	- Non-income producing security.
^
- This security or a portion of this security was out on loan at March 31, 2022. Total loaned securities had a market value of $3,826,926 at March 31, 2022. The total collateral for the loaned securities was cash in the amount of $3,993,196.

[a]	- Value determined using significant unobservable inputs.
[c]	- Significant Investment - Greater than 5% of net assets.
[f]	- Level 2 Investment.
[g]	- Illiquid.
ADR	- American Depository Receipt.
CAD	- Canadian Dollars.
REIT	- Real Estate Investment Trust.

Security Valuation

Master Portfolios and Spin-off Fund equity securities that are listed on a securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. All equity securities, including exchange-traded funds, that are traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) are valued using the NASDAQ Official Closing Price (“NOCP”). In the event market quotations are not readily available or if events occur that may materially affect the value of a particular security between the time trading ends on a particular security and the close of regular trading on the New York Stock Exchange (“NYSE”), “fair value” will be determined. Unlisted equity securities and listed equity securities not traded on the valuation date for which market quotations are readily available are valued at the last bid price. Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter markets and are freely transferable will be valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.

Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. If a composite option price is not available, then a quote provided by one of the authorized pricing vendors will be used. If neither a composite price nor a quote from an authorized pricing provider is available, and it is the day of expiration or post-expiration, expiring options will be priced at intrinsic value. Non-exchange-traded options for which over-the-counter quotations are not readily available are valued at the mean between the last bid and asked quotations. Debt obligations (including convertible securities) that are either investment grade or below investment grade and irrespective of days to maturity are valued at evaluated mean by one of the authorized third party pricing agents which rely on various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Certain instruments, such as repurchase agreements and demand notes, do not have values from third parties and are valued at amortized cost. Investments in registered open-end investment companies (including money market funds), other than exchange-traded funds, are valued at their reported net asset value (“NAV”).

Other assets and securities for which no quotations are readily available (including restricted securities) will be valued in good faith at fair value using methods determined by the Board of Trustees of the Master Portfolios and the Board of Directors of the Spin- off Fund. In determining the fair value of a security, the Board of Trustees/Directors shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Portfolios with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; (vii) the liquidity or illiquidity of the market for the security; and (viii) the value of a foreign security traded on other foreign markets. At March 31, 2022, 0.28%, 1.10%, 0.58%, 0.00%, and 0.05% of the net assets of The Global Portfolio, The Internet Portfolio, The Market Opportunities Portfolio, The Medical Portfolio, and The Paradigm Portfolio, respectively, were fair valued securities. The other Master Portfolios did not hold any fair valued securities at March 31, 2022.

Summary of Fair Value Exposure

Various inputs are used in determining the value of Master Portfolio’s and Spin-off Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that Master Portfolio’s and Spin-off Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Master Portfolio’s and Spin-off Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Paradigm Portfolio

The following is a summary of the inputs used to value The Paradigm Portfolio's net assets as of March 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$741,230,353	$9,054	$443,198	$741,682,605
Unit Investment Trust	59,443,242	–	–	59,443,242
Preferred Stocks	–	–	4,340	4,340
Convertible Preferred Stocks	329,872	–	–	329,872
Warrants	–	–	6,086	6,086
Corporate Bonds	–	2,939		2,939
Total Investments in Securities	$801,003,467	$11,993	$453,624	$801,469,084

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Description	Investments in Securities
Balance as of December 31, 2021	$578,173
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(124,549)
Net purchases and/or acquisitions	-
Net sales and/or write-offs	-
Transfer in and/or out of Level 3	-
Balance as of March 31, 2022	$453,624

Description	Fair Value at 3/31/2022	Valuation Techniques	Unobservable Input	Range
Common Stocks	$48,698	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$66.00 - $80.00
Common Stocks	$394,500	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$10.20 - $19.75
Preferred Stocks	$4,340	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$20.00 - $23.00
Warrants	$6,086	Followed valuation procedures and used the last traded price-fair valuation is reviewed by the board using market comparables	Intermittent market activity	$8.61 - $10.50

^ See Consolidated Portfolio of Investments for breakout of investments by industry classification.